Income Taxes (Details) - Schedule of federal income tax rate to the Company’s effective tax rate - Gx Acquisition Corp [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of federal income tax rate to the Company’s effective tax rate [Line Items]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit
Change in fair value of warrant liability	(21.40%)	(72.20%)
Business combination expenses
Valuation allowance
Income tax provision	(0.40%)	(51.20%)